UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

Eaton Vance Greater China Growth Fund

Eaton Vance Multi-Cap Growth Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance

Asian Small Companies Fund

May 31, 2012 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2012, the value of the Fund’s investment in the Portfolio was $27,889,905 and the Fund owned 47.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
China — 18.1%
Containers & Packaging — 6.1%
AMVIG Holdings, Ltd.	3,632,000	$1,634,876
Youyuan International Holdings, Ltd.	9,118,000	1,936,351

		$3,571,227

Electronic Equipment, Instruments & Components — 3.4%
China High Precision Automation Group, Ltd.	3,338,000	$1,154,735
Kingboard Laminates Holdings, Ltd.	2,281,500	832,938

		$1,987,673

Gas Utilities — 1.8%
China Resources Gas Group, Ltd.	544,000	$1,034,334

		$1,034,334

Household Products — 2.3%
Vinda International Holdings, Ltd.	820,000	$1,337,028

		$1,337,028

Multiline Retail — 1.7%
Parkson Retail Group, Ltd.	1,033,000	$1,017,140

		$1,017,140

Real Estate Management & Development — 2.8%
Perennial China Retail Trust	1,966,000	$692,194
SOHO China, Ltd.	1,360,500	924,395

		$1,616,589

Total China (identified cost $13,106,153)		$10,563,991

Hong Kong — 9.0%

Security	Shares	Value
Commercial Banks — 1.1%
Dah Sing Financial Holdings Ltd.	220,000	$642,898

		$642,898

Diversified Financial Services — 2.3%
First Pacific Co., Ltd.	632,000	$652,420
Public Financial Holdings, Ltd.	1,852,000	693,250

		$1,345,670

1

Security	Shares	Value
Food Products — 1.6%
Biostime International Holdings, Ltd.	385,000	$965,940

		$965,940

Multiline Retail — 0.8%
AEON Stores (Hong Kong) Co., Ltd.	151,500	$469,649

		$469,649

Real Estate Management & Development — 1.2%
Hang Lung Properties, Ltd.	227,000	$722,226

		$722,226

Textiles, Apparel & Luxury Goods — 2.0%
Stella International Holdings, Ltd.	449,500	$1,142,302

		$1,142,302

Total Hong Kong (identified cost $5,250,204)		$5,288,685

India — 8.5%

Security	Shares	Value
Commercial Banks — 1.8%
Allahabad Bank, Ltd.	459,094	$1,060,119

		$1,060,119

Household Products — 2.4%
Jyothy Laboratories, Ltd.	361,312	$1,406,195

		$1,406,195

Personal Products — 2.6%
Godrej Consumer Products, Ltd.	148,220	$1,483,790

		$1,483,790

Pharmaceuticals — 1.7%
Aurobindo Pharma, Ltd.	512,370	$998,375

		$998,375

Total India (identified cost $7,894,833)		$4,948,479

Indonesia — 6.4%

Security	Shares	Value
Commercial Banks — 2.0%
Bank Bukopin Tbk PT	17,529,000	$1,190,580

		$1,190,580

2

Security	Shares	Value
Consumer Finance — 1.2%
Clipan Finance Indonesia Tbk PT	16,725,500	$682,674

		$682,674

Food Products — 1.7%
Mayora Indah Tbk PT	437,000	$980,778

		$980,778

Oil, Gas & Consumable Fuels — 1.5%
Sakari Resources, Ltd.	797,000	$887,145

		$887,145

Total Indonesia (identified cost $3,982,745)		$3,741,177

Malaysia — 10.3%

Security	Shares	Value
Construction & Engineering — 3.6%
Mudajaya Group Bhd	2,413,366	$2,124,898

		$2,124,898

Multiline Retail — 3.9%
Aeon Co. (M) Bhd	750,600	$2,284,615

		$2,284,615

Specialty Retail — 2.8%
Padini Holdings Bhd	2,895,600	$1,622,678

		$1,622,678

Total Malaysia (identified cost $5,116,482)		$6,032,191

Philippines — 2.6%

Security	Shares	Value
Independent Power Producers & Energy Traders — 2.6%
Energy Development Corp.	11,057,300	$1,522,769

		$1,522,769

Total Philippines (identified cost $1,435,203)		$1,522,769

Singapore — 21.6%

Security	Shares	Value
Air Freight & Logistics — 1.3%
Singapore Post, Ltd.	956,000	$755,968

		$755,968

3

Security	Shares	Value
Construction & Engineering — 0.6%
PEC, Ltd.	827,000	$367,293

		$367,293

Consumer Finance — 1.7%
Hong Leong Finance, Ltd.	559,000	$974,764

		$974,764

Food & Staples Retailing — 2.0%
Olam International, Ltd.	903,000	$1,159,577

		$1,159,577

Food Products — 3.1%
Super Group, Ltd.	1,185,000	$1,819,881

		$1,819,881

IT Services — 1.3%
CSE Global, Ltd.	1,239,000	$784,902

		$784,902

Multiline Retail — 3.1%
Parkson Retail Asia, Ltd.(1)	1,703,000	$1,806,796

		$1,806,796

Real Estate Investment Trusts (REITs) — 3.4%
CDL Hospitality Trusts	1,407,000	$2,001,266

		$2,001,266

Specialty Retail — 3.8%
OSIM International, Ltd.	2,402,000	$2,234,719

		$2,234,719

Wireless Telecommunication Services — 1.3%
StarHub, Ltd.	295,000	$740,338

		$740,338

Total Singapore (identified cost $12,944,526)		$12,645,504

South Korea — 2.7%

Security	Shares	Value
Commercial Banks — 1.4%
BS Financial Group, Inc.	81,110	$795,519

		$795,519

4

Security	Shares	Value
Internet & Catalog Retail — 1.3%
CJ O Shopping Co., Ltd.	5,031	$790,634

		$790,634

Total South Korea (identified cost $1,842,214)		$1,586,153

Taiwan — 12.3%

Security	Shares	Value
Computers & Peripherals — 2.2%
Simplo Technology Co., Ltd.	181,000	$1,293,642

		$1,293,642

Health Care Equipment & Supplies — 5.7%
Pacific Hospital Supply Co., Ltd.	550,000	$1,632,578
St. Shine Optical Co., Ltd.	155,000	1,685,461

		$3,318,039

Leisure Equipment & Products — 1.3%
Giant Manufacturing Co., Ltd.	163,000	$766,091

		$766,091

Semiconductors & Semiconductor Equipment — 3.1%
Radiant Opto-Electronics Corp.	398,240	$1,790,754

		$1,790,754

Total Taiwan (identified cost $6,556,527)		$7,168,526

Thailand — 7.5%

Security	Shares	Value
Insurance — 2.6%
Bangkok Life Assurance PCL(2)	431,500	$633,112
Bangkok Life Assurance PCL NVDR	53,300	78,203
Thai Reinsurance PCL(2)	6,878,200	781,598

		$1,492,913

Media — 0.5%
Major Cineplex Group PCL(2)	502,300	$304,711

		$304,711

Real Estate Management & Development — 4.4%
Pruksa Real Estate PCL(2)	2,670,200	$1,154,538

5

Security	Shares	Value
Ticon Industrial Connection PCL(2)	3,464,600	$1,415,788

		$2,570,326

Total Thailand (identified cost $4,016,296)		$4,367,950

Total Common Stocks — 99.0% (identified cost $62,145,183)		$57,865,425

Short-Term Investments — 1.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/12	$772	$771,708

Total Short-Term Investments (identified cost $771,708)		$771,708

Total Investments — 100.3% (identified cost $62,916,891)		$58,637,133

Other Assets, Less Liabilities — (0.3)%		$(173,143)

Net Assets — 100.0%		$58,463,990

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

6

The Portfolio did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,914,353

Gross unrealized appreciation	$5,230,592
Gross unrealized depreciation	(10,507,812)

Net unrealized depreciation	$(5,277,220)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
China	$1,154,735	$9,409,256		$—	$10,563,991
Hong Kong	—	5,288,685		—	5,288,685
India	—	4,948,479		—	4,948,479
Indonesia	—	3,741,177		—	3,741,177
Malaysia	—	6,032,191		—	6,032,191
Philippines	—	1,522,769		—	1,522,769
Singapore	—	12,645,504		—	12,645,504
South Korea	—	1,586,153		—	1,586,153
Taiwan	—	7,168,526		—	7,168,526
Thailand	304,711	4,063,239		—	4,367,950
Total Common Stocks	$1,459,446	$56,405,979	*	$—	$57,865,425
Short-Term Investments	$—	$771,708		$—	$771,708
Total Investments	$1,459,446	$57,177,687		$—	$58,637,133

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, an investment having a value of $1,947,219 at February 29, 2012 was transferred from Level 1 to Level 2 during the three months then ended. The change in the level designation within the fair value hierarchy was due to an increase in the coverage of foreign equity securities provided by the Portfolio’s fair valuation pricing service.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Greater China Growth Fund

May 31, 2012 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2012, the value of the Fund’s investment in the Portfolio was $142,262,271 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
China — 46.8%
Automobiles — 1.9%
Dongfeng Motor Group Co., Ltd., Class H(1)	1,638,000	$2,756,383

		$2,756,383

Chemicals — 1.0%
Yingde Gases Group Co., Ltd.(1)	1,457,500	$1,359,448

		$1,359,448

Commercial Banks — 7.3%
China Construction Bank Corp., Class H	6,501,110	$4,522,414
Industrial & Commercial Bank of China, Ltd., Class H	9,694,000	5,915,022

		$10,437,436

Communications Equipment — 1.2%
AAC Technologies Holdings, Inc.	550,000	$1,736,169

		$1,736,169

Computers & Peripherals — 1.6%
Lenovo Group, Ltd.	2,606,000	$2,210,350

		$2,210,350

Distributors — 0.8%
Dah Chong Hong Holdings, Ltd.	1,126,000	$1,070,924

		$1,070,924

Diversified Consumer Services — 1.6%
New Oriental Education & Technology Group, Inc. ADR(1)	86,100	$2,282,511

		$2,282,511

Electronic Equipment, Instruments & Components — 1.3%
Digital China Holdings, Ltd.	1,138,000	$1,837,434

		$1,837,434

Energy Equipment & Services — 0.3%
China Oilfield Services, Ltd., Class H	310,000	$426,680

		$426,680

Food Products — 1.4%
Want Want China Holdings, Ltd.	1,744,000	$1,991,384

		$1,991,384

1

Security	Shares	Value
Insurance — 3.4%
China Pacific Insurance (Group) Co., Ltd., Class H	824,400	$2,433,981
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,424,779

		$4,858,760

Internet Software & Services — 4.7%
Baidu, Inc. ADR(1)	18,200	$2,143,414
Tencent Holdings, Ltd.	165,900	4,550,975

		$6,694,389

Multiline Retail — 1.3%
Golden Eagle Retail Group, Ltd.	829,000	$1,806,725

		$1,806,725

Oil, Gas & Consumable Fuels — 7.8%
China Shenhua Energy Co., Ltd., Class H	430,500	$1,511,036
CNOOC, Ltd.	2,726,000	4,902,382
Kunlun Energy Co., Ltd.	452,000	772,570
PetroChina Co., Ltd., Class H	3,114,000	3,926,858

		$11,112,846

Real Estate Management & Development — 3.4%
China Overseas Land & Investment, Ltd.	862,000	$1,802,761
Longfor Properties Co., Ltd.	1,966,000	3,039,060

		$4,841,821

Specialty Retail — 1.9%
Belle International Holdings, Ltd.	1,697,000	$2,707,986

		$2,707,986

Textiles, Apparel & Luxury Goods — 0.7%
Daphne International Holdings, Ltd.	866,000	$935,048

		$935,048

Wireless Telecommunication Services — 5.2%
China Mobile, Ltd.	734,500	$7,450,141

		$7,450,141

Total China (identified cost $66,626,876)		$66,516,435

Hong Kong — 25.4%

Security	Shares	Value
Commercial Banks — 2.0%
BOC Hong Kong (Holdings), Ltd.	1,030,500	$2,827,819

		$2,827,819

Communications Equipment — 1.0%
VTech Holdings, Ltd.	133,300	$1,457,328

		$1,457,328

2

Security	Shares	Value
Distributors — 1.9%
Li & Fung, Ltd.	1,458,000	$2,666,523

		$2,666,523

Hotels, Restaurants & Leisure — 1.5%
Sands China, Ltd.	635,200	$2,164,435

		$2,164,435

Household Durables — 2.0%
Techtronic Industries Co., Ltd.	2,303,000	$2,854,792

		$2,854,792

Industrial Conglomerates — 2.1%
Hutchison Whampoa, Ltd.	357,000	$2,923,814

		$2,923,814

Insurance — 3.0%
AIA Group, Ltd.	1,316,000	$4,278,561

		$4,278,561

Marine — 1.0%
Pacific Basin Shipping, Ltd.	3,357,000	$1,489,173

		$1,489,173

Multiline Retail — 1.0%
Lifestyle International Holdings, Ltd.	629,000	$1,365,012

		$1,365,012

Real Estate Management & Development — 6.3%
Cheung Kong (Holdings), Ltd.	255,000	$2,923,880
Swire Pacific, Ltd., Class A	103,500	1,114,419
Swire Properties, Ltd.	1,065,800	2,842,481
Wharf (Holdings), Ltd. (The)	409,000	2,134,161

		$9,014,941

Semiconductors & Semiconductor Equipment — 1.4%
ASM Pacific Technology, Ltd.	160,600	$1,970,021

		$1,970,021

Specialty Retail — 1.1%
Esprit Holdings, Ltd.	932,100	$1,499,302

		$1,499,302

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Stella International Holdings, Ltd.	611,500	$1,553,988

		$1,553,988

Total Hong Kong (identified cost $37,252,313)		$36,065,709

Singapore — 3.0%

Security	Shares	Value
Industrial Conglomerates — 1.6%
Jardine Matheson Holdings, Ltd.	48,000	$2,315,406

		$2,315,406

Real Estate Management & Development — 1.4%
Hongkong Land Holdings, Ltd.	362,000	$2,021,373

		$2,021,373

Total Singapore (identified cost $4,484,900)		$4,336,779

Taiwan — 23.9%

Security	Shares	Value
Commercial Banks — 2.2%
Chinatrust Financial Holding Co., Ltd.	5,757,073	$3,206,026

		$3,206,026

Communications Equipment — 0.9%
HTC Corp.	93,000	$1,336,973

		$1,336,973

Computers & Peripherals — 4.2%
Asustek Computer, Inc.	181,000	$1,811,048
Catcher Technology Co., Ltd.	363,000	2,301,589
Quanta Computer, Inc.	701,000	1,829,266

		$5,941,903

Construction & Engineering — 1.1%
CTCI Corp.	751,000	$1,530,325

		$1,530,325

Electronic Equipment, Instruments & Components — 4.1%
AU Optronics Corp.	3,282,000	$1,329,825
Delta Electronics, Inc.	485,000	1,350,211
Hon Hai Precision Industry Co., Ltd.	1,067,580	3,123,839

		$5,803,875

4

Security	Shares	Value
Health Care Equipment & Supplies — 1.1%
St. Shine Optical Co., Ltd.	141,000	$1,533,226

		$1,533,226

Semiconductors & Semiconductor Equipment — 8.5%
Advanced Semiconductor Engineering, Inc.	2,553,995	$2,396,181
Taiwan Semiconductor Manufacturing Co., Ltd.	3,490,839	9,687,702

		$12,083,883

Wireless Telecommunication Services — 1.8%
Taiwan Mobile Co., Ltd.	804,600	$2,548,367

		$2,548,367

Total Taiwan (identified cost $33,494,235)		$33,984,578

Total Common Stocks — 99.1% (identified cost $141,858,324)		$140,903,501

Short-Term Investments — 0.0%(2)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/12	$32	$32,260

Total Short-Term Investments (identified cost $32,260)		$32,260

Total Investments — 99.1% (identified cost $141,890,584)		$140,935,761

Other Assets, Less Liabilities — 0.9%		$1,326,864

Net Assets — 100.0%		$142,262,625

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.
(2)	Amount is less than 0.05%.

5

The Portfolio did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,636,833

Gross unrealized appreciation	$12,486,900
Gross unrealized depreciation	(14,187,972)

Net unrealized depreciation	$(1,701,072)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,282,511	$21,381,117		$—	$23,663,628
Consumer Staples	—	1,991,384		—	1,991,384
Energy	—	11,539,526		—	11,539,526
Financials	2,842,481	38,644,257		—	41,486,738
Health Care	—	1,533,226		—	1,533,226
Industrials	—	8,258,718		—	8,258,718
Information Technology	2,143,414	38,928,911		—	41,072,325
Materials	—	1,359,448		—	1,359,448
Telecommunication Services	—	9,998,508		—	9,998,508
Total Common Stocks	$7,268,406	$133,635,095	*	$—	$140,903,501
Short-Term Investments	$—	$32,260		—	$32,260
Total Investments	$7,268,406	$133,667,355		$—	$140,935,761

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Multi-Cap Growth Fund

May 31, 2012 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2012, the value of the Fund’s investment in the Portfolio was $144,266,058 and the Fund owned 97.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

As of the close of business on July 24, 2012, the Fund received its pro rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of July 25, 2012, the Fund invests directly in securities and maintains the same investment objective.

Multi-Cap Growth Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.5%
Precision Castparts Corp.	13,100	$2,177,351

		$2,177,351

Auto Components — 0.7%
BorgWarner, Inc.(2)	15,000	$1,076,250

		$1,076,250

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	29,900	$2,024,230
Beam, Inc.	26,600	1,610,896

		$3,635,126

Biotechnology — 3.1%
Biogen Idec, Inc.(2)	13,400	$1,752,050
Celgene Corp.(2)	19,400	1,324,050
Gilead Sciences, Inc.(2)	29,400	1,468,530

		$4,544,630

Capital Markets — 0.7%
T. Rowe Price Group, Inc.	18,300	$1,053,897

		$1,053,897

Chemicals — 4.3%
Celanese Corp., Series A	45,050	$1,793,440
Monsanto Co.	39,000	3,010,800
Praxair, Inc.	14,200	1,508,608

		$6,312,848

Commercial Banks — 1.6%
First Republic Bank(2)	32,800	$1,029,920
Toronto-Dominion Bank (The)	18,300	1,397,571

		$2,427,491

Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	59,499	$1,841,494

		$1,841,494

Communications Equipment — 2.0%
Acme Packet, Inc.(2)(3)	48,300	$1,105,104
QUALCOMM, Inc.	12,500	716,375
Riverbed Technology, Inc.(2)	65,700	1,077,480

		$2,898,959

Computers & Peripherals — 8.7%
Apple, Inc.(2)	16,200	$9,359,226
Dell, Inc.(2)	78,800	971,604
EMC Corp.(2)	77,300	1,843,605
Quantum Corp.(2)	340,600	664,170

		$12,838,605

Consumer Finance — 1.3%
American Express Co.	35,200	$1,965,216

		$1,965,216

1

Security	Shares	Value
Diversified Financial Services — 0.7%
Citigroup, Inc.	36,900	$978,219

		$978,219

Energy Equipment & Services — 2.7%
Ensco PLC, Class A	30,600	$1,374,246
Poseidon Concepts Corp.(3)	78,000	1,087,476
Rowan Cos. PLC(2)	52,600	1,578,000

		$4,039,722

Food Products — 2.8%
Annie’s, Inc.(2)	33,333	$1,338,320
Kraft Foods, Inc., Class A	28,900	1,106,003
Mead Johnson Nutrition Co.	20,400	1,647,096

		$4,091,419

Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.(2)	23,300	$727,659
Analogic Corp.	11,600	764,904
Intuitive Surgical, Inc.(2)	1,500	784,650

		$2,277,213

Health Care Providers & Services — 3.3%
Catalyst Health Solutions, Inc.(2)	19,800	$1,720,026
DaVita, Inc.(2)	21,400	1,738,750
MEDNAX, Inc.(2)	23,700	1,445,937

		$4,904,713

Hotels, Restaurants & Leisure — 5.9%
Panera Bread Co., Class A(2)	9,500	$1,396,025
Starbucks Corp.	31,100	1,707,079
Starwood Hotels & Resorts Worldwide, Inc.	29,100	1,537,935
Yum! Brands, Inc.	57,000	4,010,520

		$8,651,559

Household Products — 1.8%
Church & Dwight Co., Inc.	25,300	$1,346,972
Colgate-Palmolive Co.	13,700	1,346,710

		$2,693,682

Industrial Conglomerates — 0.9%
Danaher Corp.	25,600	$1,330,432

		$1,330,432

Insurance — 0.7%
Aflac, Inc.	26,200	$1,050,096

		$1,050,096

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(2)	7,500	$1,596,825
priceline.com, Inc.(2)	3,100	1,939,019
Shutterfly, Inc.(2)(3)	27,400	755,418

		$4,291,262

Internet Software & Services — 4.7%
Facebook, Inc., Class A(2)(3)	28,360	$840,307
Google, Inc., Class A(2)	2,600	1,510,236
LinkedIn Corp., Class A(2)	8,600	826,460
Rackspace Hosting, Inc.(2)	51,493	2,547,359
VeriSign, Inc.(2)	31,800	1,215,714

		$6,940,076

2

Security	Shares	Value
IT Services — 2.5%
Accenture PLC, Class A	24,800	$1,416,080
Visa, Inc., Class A	19,100	2,200,320

		$3,616,400

Life Sciences Tools & Services — 1.0%
Bruker Corp.(2)	98,300	$1,457,789

		$1,457,789

Machinery — 3.8%
Colfax Corp.(2)	21,000	$594,930
Cummins, Inc.	21,400	2,074,730
Pall Corp.	23,800	1,324,708
Timken Co. (The)	34,900	1,664,730

		$5,659,098

Metals & Mining — 1.1%
Cliffs Natural Resources, Inc.	15,600	$745,368
Freeport-McMoRan Copper & Gold, Inc.	29,300	938,772

		$1,684,140

Multiline Retail — 1.6%
Dollar General Corp.(2)	48,400	$2,367,244

		$2,367,244

Oil, Gas & Consumable Fuels — 3.8%
Concho Resources, Inc.(2)	12,600	$1,105,524
EOG Resources, Inc.	19,300	1,916,490
Range Resources Corp.	23,400	1,344,096
SM Energy Co.	21,500	1,162,935

		$5,529,045

Pharmaceuticals — 3.3%
Allergan, Inc.	10,900	$983,725
Elan Corp. PLC ADR(2)	40,600	566,776
Perrigo Co.	14,600	1,516,794
Questcor Pharmaceuticals, Inc.(2)(3)	44,500	1,842,300

		$4,909,595

Professional Services — 0.8%
Odyssey Marine Exploration, Inc.(2)(3)	349,300	$1,128,239

		$1,128,239

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	11,700	$1,635,075

		$1,635,075

Road & Rail — 2.1%
J.B. Hunt Transport Services, Inc.	28,100	$1,605,353
Kansas City Southern	23,146	1,527,173

		$3,132,526

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(2)(3)	104,000	$2,986,880
Cypress Semiconductor Corp.(2)	133,400	1,759,546
Intel Corp.	45,800	1,183,472

		$5,929,898

3

Security	Shares	Value
Software — 5.7%
Ariba, Inc.(2)	49,700	$2,233,021
Citrix Systems, Inc.(2)	12,700	928,116
Infoblox, Inc.(2)	65,600	1,298,224
Intuit, Inc.	13,700	770,351
Microsoft Corp.	64,800	1,891,512
Splunk, Inc.(2)	10,996	358,030
VMware, Inc., Class A(2)	9,700	902,197

		$8,381,451

Specialty Retail — 5.6%
Home Depot, Inc. (The)	29,400	$1,450,596
Ross Stores, Inc.	42,700	2,699,921
Tractor Supply Co.	28,300	2,585,205
Ulta Salon, Cosmetics & Fragrance, Inc.	17,500	1,563,975

		$8,299,697

Textiles, Apparel & Luxury Goods — 1.9%
Michael Kors Holdings, Ltd.(2)(3)	16,500	$649,770
NIKE, Inc., Class B	13,300	1,438,794
Wolverine World Wide, Inc.	18,100	769,431

		$2,857,995

Tobacco — 0.9%
Philip Morris International, Inc.	14,900	$1,259,199

		$1,259,199

Trading Companies & Distributors — 1.9%
United Rentals, Inc.(2)	10,100	$348,955
W.W. Grainger, Inc.	12,800	2,478,720

		$2,827,675

Total Common Stocks (identified cost $124,656,710)		$142,695,326

Short-Term Investments — 9.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(4)(5)	$9,320	$9,319,570
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	5,175	5,174,957

Total Short-Term Investments (identified cost $14,494,527)		$14,494,527

Total Investments — 106.5% (identified cost $139,151,237)		$157,189,853

4

Covered Call Options Written — (0.0)%(6)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	7	$250.00	6/16/12	$(63)
NIKE, Inc., Class B	13	115.00	6/16/12	(318)
priceline.com, Inc.	4	790.00	6/16/12	(40)
Starwood Hotels & Resorts Worldwide, Inc.	67	57.50	6/16/12	(1,910)

Total Covered Call Options Written (premiums received $22,804)				$(2,331)

Other Assets, Less Liabilities — (6.5)%				$(9,625,895)

Net Assets — 100.0%				$147,561,627

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at May 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at May 31, 2012.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2012, the Portfolio loaned securities having a market value of $9,027,240 and received $9,319,570 of cash collateral for the loans.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 were $6,585 and $2,003, respectively.

(6)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,148,820

Gross unrealized appreciation	$23,339,552
Gross unrealized depreciation	(5,298,519)

Net unrealized appreciation	$18,041,033

Written options activity for the fiscal year to date ended May 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,724	$64,739
Options written	10,414	1,030,941
Options terminated in closing purchase transactions	(18)	(8,727)
Options exercised	(3,437)	(373,468)
Options expired	(10,592)	(690,681)

Outstanding, end of period	91	$22,804

5

At May 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,331.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,695,326 *	$—	$—	$142,695,326
Short-Term Investments	—	14,494,527	—	14,494,527
Total Investments	$142,695,326	$14,494,527	$—	$157,189,853

Liability Description
Covered Call Options Written	$(2,331)	$—	$—	$(2,331)
Total	$(2,331)	$—	$—	$(2,331)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on July 24, 2012, the Eaton Vance Multi-Cap Growth Fund withdrew its entire interest in the Portfolio in cash and securities. The Portfolio is expected to terminate by August 17, 2012.

6

Eaton Vance

Worldwide Health Sciences Fund

May 31, 2012 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2012, the value of the Fund’s investment in the Portfolio was $961,962,206 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.80%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization — Europe 15.18%(1)
Elan Corp. PLC ADR(2)	1,288,200	$17,983,272	1.86%
Novartis AG	783,000	40,792,525	4.23
Roche Holding AG PC	297,000	46,480,413	4.82
Sanofi SA	422,000	28,745,440	2.98
Shire PLC ADR	147,000	12,408,270	1.29

		$146,409,920	15.18%

Major Capitalization — Far East 5.98%(1)
Mitsubishi Tanabe Pharma Corp.	2,817,300	$37,073,670	3.84%
Ono Pharmaceutical Co., Ltd.	365,000	20,595,276	2.14

		$57,668,946	5.98%

Major Capitalization — North America 44.75%(1)
Abbott Laboratories	333,000	$20,576,070	2.13%
Aetna, Inc.	320,000	13,084,800	1.36
Allergan, Inc.	198,000	17,869,500	1.85
Baxter International, Inc.	229,000	11,591,980	1.20
Biogen Idec, Inc.(2)	160,000	20,920,000	2.17
Bristol-Myers Squibb Co.	1,512,200	50,416,748	5.23
Express Scripts Holding Co.(2)	316,200	16,502,478	1.71
Gilead Sciences, Inc.(2)	641,000	32,017,950	3.32
HCA Holdings, Inc.	358,000	9,304,420	0.96
Humana, Inc.	132,000	10,083,480	1.05
Illumina, Inc.(2)	224,900	9,684,194	1.00
Life Technologies Corp.(2)	547,000	22,377,770	2.32
Merck & Co., Inc.	1,065,000	40,022,700	4.15
Pfizer, Inc.	2,840,000	62,110,800	6.44
Regeneron Pharmaceuticals, Inc.(2)	70,000	9,495,500	0.98
Thermo Fisher Scientific, Inc.	286,000	14,437,280	1.50
UnitedHealth Group, Inc.	339,000	18,906,030	1.96
Watson Pharmaceuticals, Inc.(2)	260,000	18,535,400	1.92
WellPoint, Inc.	297,000	20,014,830	2.07
Zimmer Holdings, Inc.	227,000	13,767,550	1.43

		$431,719,480	44.75%

Small & Mid Capitalization — Europe 5.14%(1)
Actelion, Ltd.(2)	738,000	$27,975,091	2.90%
Given Imaging, Ltd.(2)	424,000	6,919,680	0.72
Medivir AB, Class B(2)	93,000	774,302	0.08
Warner Chilcott PLC, Class A(2)	738,200	13,922,452	1.44

		$49,591,525	5.14%

Small & Mid Capitalization — Far East 10.76%(1)
Biosensors International Group Ltd.(2)	9,943,400	$9,436,554	0.98%
China Shineway Pharmaceutical Group, Ltd.	5,560,900	8,460,676	0.88
Nichi-Iko Pharmaceutical Co., Ltd.	760,400	14,353,154	1.49
Sawai Pharmaceutical Co., Ltd.	301,000	32,170,678	3.33

1

Security	Shares	Value	Percentage of Net Assets
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	15,518,000	$15,675,036	1.62%
Towa Pharmaceutical Co., Ltd.	455,000	23,735,313	2.46

		$103,831,411	10.76%

Small & Mid Capitalization — North America 17.99%(1)
Align Technology, Inc.(2)	445,000	$13,897,350	1.44%
ARIAD Pharmaceuticals, Inc.(2)	329,300	5,456,501	0.57
Auxilium Pharmaceuticals, Inc.(2)	392,900	7,504,390	0.78
BioMarin Pharmaceutical, Inc.(2)	267,800	9,544,392	0.99
Dendreon Corp.(2)	952,400	6,666,800	0.69
Exact Sciences Corp.(2)	917,300	9,062,924	0.94
ImmunoGen, Inc.(2)	563,500	7,894,635	0.82
Impax Laboratories, Inc.(2)	411,000	8,520,030	0.88
Incyte Corp.(2)	1,260,000	26,850,600	2.78
Neurocrine Biosciences, Inc.(2)	640,200	4,282,938	0.44
NPS Pharmaceuticals, Inc.(2)	1,013,000	7,992,570	0.83
Onyx Pharmaceuticals, Inc.(2)	389,000	17,808,420	1.85
OraSure Technologies, Inc.(2)	925,000	9,573,750	0.99
Questcor Pharmaceuticals, Inc.(2)	369,000	15,276,600	1.58
Sequenom, Inc.(2)	1,800,000	6,894,000	0.72
Verastem, Inc.(2)	297,500	2,986,900	0.31
VIVUS, Inc.(2)	538,800	13,356,852	1.38

		$173,569,652	17.99%

Total Common Stocks (identified cost $837,845,647)		$962,790,934	99.80%

Other Assets, Less Liabilities		$1,918,070	0.20%

Net Assets		$964,709,004	100.00%

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

During the fiscal year to date ended May 31, 2012, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $15,744.

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$838,999,639

Gross unrealized appreciation	$166,817,623
Gross unrealized depreciation	(43,026,328)

Net unrealized appreciation	$123,791,295

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$30,391,542	$116,018,378		$—	$146,409,920
Major Capitalization - Far East	—	57,668,946		—	57,668,946
Major Capitalization - North America	431,719,480	—		—	431,719,480
Small & Mid Capitalization - Europe	20,842,132	28,749,393		—	49,591,525
Small & Mid Capitalization - Far East	—	103,831,411		—	103,831,411
Small & Mid Capitalization - North America	173,569,652	—		—	173,569,652
Total Common Stocks	$656,522,806	$306,268,128	*	$—	$962,790,934

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The only Level 3 activity during the fiscal year to date ended May 31, 2012 was the expiration of call options that were valued at $0 at August 31, 2011, with no gain or loss to the Portfolio. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.6%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)	7,637	$531,612
Honeywell International, Inc.	12,952	720,908
Precision Castparts Corp.	6,911	1,148,677
Raytheon Co.	12,599	633,982
United Technologies Corp.	17,798	1,319,010

		$4,354,189

Automobiles — 1.2%
Ford Motor Co.	106,284	$1,122,359
Hyundai Motor Co.	4,067	839,266
Toyota Motor Corp.	41,400	1,590,993

		$3,552,618

Beverages — 2.3%
Asahi Group Holdings, Ltd.	35,500	$758,021
Coca-Cola Co. (The)	34,346	2,566,676
Diageo PLC	37,828	901,301
Kirin Holdings Co., Ltd.	58,000	665,729
PepsiCo, Inc.	27,736	1,881,888

		$6,773,615

Biotechnology — 2.7%
Amgen, Inc.	27,894	$1,939,191
Biogen Idec, Inc.(1)	10,661	1,393,925
Celgene Corp.(1)	15,603	1,064,905
Gilead Sciences, Inc.(1)	33,436	1,670,128
Isis Pharmaceuticals, Inc.(1)	197,192	1,950,229

		$8,018,378

Chemicals — 1.1%
Dow Chemical Co. (The)	35,842	$1,113,252
Monsanto Co.	18,708	1,444,258
Potash Corp. of Saskatchewan, Inc.	16,482	652,833

		$3,210,343

Commercial Banks — 5.9%
Bank of the Ozarks, Inc.	27,213	$790,266
City Holding Co.	21,142	680,350
Columbia Banking System, Inc.	38,242	692,945
Community Bank System, Inc.	26,945	717,006
F.N.B. Corp.	117,531	1,248,179
First Financial Bancorp	42,828	657,838
First Financial Bankshares, Inc.	21,748	697,241
First Midwest Bancorp, Inc.	104,668	1,056,100
Glacier Bancorp, Inc.	86,199	1,236,956

1

Security	Shares	Value
National Penn Bancshares, Inc.	124,855	$1,112,458
Old National Bancorp	92,726	1,074,694
PacWest Bancorp	37,756	861,214
S&T Bancorp, Inc.	37,610	645,764
Susquehanna Bancshares, Inc.	131,164	1,263,109
Texas Capital Bancshares, Inc.(1)	25,443	986,680
UMB Financial Corp.	19,036	928,386
Umpqua Holdings Corp.	83,929	1,076,809
United Bankshares, Inc.	34,806	891,730
Wintrust Financial Corp.	33,612	1,143,144

		$17,760,869

Communications Equipment — 0.6%
Cisco Systems, Inc.	36,146	$590,264
QUALCOMM, Inc.	19,306	1,106,427

		$1,696,691

Computers & Peripherals — 2.4%
Apple, Inc.(1)	9,497	$5,486,702
EMC Corp.(1)	39,287	936,995
Hewlett-Packard Co.	28,851	654,340

		$7,078,037

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	76,795	$2,624,085
CenturyLink, Inc.	39,649	1,555,034
Telefonica SA	89,651	997,924
Verizon Communications, Inc.	32,712	1,362,128

		$6,539,171

Electric Utilities — 6.4%
American Electric Power Co., Inc.	56,071	$2,159,294
Duke Energy Corp.	71,450	1,570,471
Edison International	48,957	2,201,107
Entergy Corp.	18,341	1,183,545
Exelon Corp.	61,917	2,289,691
FirstEnergy Corp.	35,609	1,666,145
NextEra Energy, Inc.	30,145	1,969,674
PPL Corp.	45,080	1,233,840
Progress Energy, Inc.	24,764	1,357,562
Southern Co. (The)	35,992	1,652,393
Xcel Energy, Inc.	71,369	1,999,759

		$19,283,481

Electrical Equipment — 0.3%
Emerson Electric Co.	17,302	$809,215

		$809,215

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	81,794	$1,062,504

		$1,062,504

Energy Equipment & Services — 0.9%
Cameron International Corp.(1)	7,591	$346,833
Halliburton Co.	11,497	345,600

2

Security	Shares	Value
National Oilwell Varco, Inc.	7,944	$530,262
Noble Corp.(1)	15,411	481,902
Schlumberger, Ltd.	11,854	749,765
Weatherford International, Ltd.(1)	18,718	224,803

		$2,679,165

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	16,373	$1,414,463
CVS Caremark Corp.	41,595	1,869,279
Kroger Co. (The)	53,866	1,185,591
Sysco Corp.	41,858	1,168,257
Tesco PLC	131,936	615,729
Wal-Mart Stores, Inc.	27,738	1,825,715
Walgreen Co.	20,715	632,222
Whole Foods Market, Inc.	20,846	1,847,164

		$10,558,420

Food Products — 4.4%
Archer-Daniels-Midland Co.	43,103	$1,374,124
General Mills, Inc.	37,928	1,451,884
Green Mountain Coffee Roasters, Inc.(1)	12,031	283,931
H.J. Heinz Co.	23,309	1,237,242
Kellogg Co.	28,478	1,389,157
Kraft Foods, Inc., Class A	28,037	1,072,976
Mead Johnson Nutrition Co.	30,607	2,471,209
Nestle SA	70,340	3,991,403

		$13,271,926

Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	15,287	$773,828
Becton, Dickinson and Co.	19,290	1,410,678
Covidien PLC	21,751	1,126,267
Intuitive Surgical, Inc.(1)	1,645	860,499
Medtronic, Inc.	40,172	1,479,936
St. Jude Medical, Inc.	35,508	1,364,217
Stryker Corp.	30,915	1,590,577
Terumo Corp.	15,200	545,926
Zimmer Holdings, Inc.	34,641	2,100,977

		$11,252,905

Health Care Providers & Services — 5.7%
Aetna, Inc.	21,607	$883,510
AmerisourceBergen Corp.	39,055	1,444,645
Cardinal Health, Inc.	31,439	1,300,946
Cigna Corp.	34,354	1,508,484
Express Scripts Holding Co.(1)	45,780	2,389,258
HCA Holdings, Inc.	47,861	1,243,907
Humana, Inc.	13,645	1,042,342
IPC The Hospitalist Co., Inc.(1)	14,442	505,326
McKesson Corp.	20,012	1,746,647
Triple-S Management Corp.(1)	42,773	742,539
UnitedHealth Group, Inc.	40,718	2,270,843
WellPoint, Inc.	30,125	2,030,124

		$17,108,571

3

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	12,580	$1,123,897

		$1,123,897

Household Products — 2.3%
Colgate-Palmolive Co.	10,823	$1,063,901
Kimberly-Clark Corp.	22,013	1,746,732
Procter & Gamble Co.	51,039	3,179,219
Reckitt Benckiser Group PLC	19,689	1,047,743

		$7,037,595

Independent Power Producers & Energy Traders — 1.1%
Calpine Corp.(1)	102,900	$1,728,720
NRG Energy, Inc.(1)	94,472	1,447,311

		$3,176,031

Industrial Conglomerates — 1.1%
3M Co.	13,872	$1,170,936
General Electric Co.	65,169	1,244,076
Tyco International, Ltd.	15,555	826,904

		$3,241,916

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(1)	6,009	$1,279,376

		$1,279,376

Internet Software & Services — 1.4%
eBay, Inc.(1)	29,754	$1,166,059
Google, Inc., Class A(1)	4,309	2,502,926
Yahoo! Inc.(1)	44,381	676,366

		$4,345,351

IT Services — 1.7%
Accenture PLC, Class A	15,807	$902,580
International Business Machines Corp.	9,358	1,805,158
MasterCard, Inc., Class A	2,516	1,022,779
Visa, Inc., Class A	4,343	500,314
Western Union Co.	49,639	814,079

		$5,044,910

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	44,083	$1,792,415
Thermo Fisher Scientific, Inc.	19,459	982,290

		$2,774,705

Machinery — 1.2%
Caterpillar, Inc.	11,806	$1,034,441
Deere & Co.	10,909	805,848
Fanuc, Ltd.	5,800	996,710
Stanley Black & Decker, Inc.	12,968	859,130

		$3,696,129

Media — 3.4%
CBS Corp., Class B	40,117	$1,280,535
Comcast Corp., Class A	46,682	1,349,577
DIRECTV, Class A(1)	18,676	830,148

4

Security	Shares	Value
McGraw-Hill Cos., Inc. (The)	23,494	$1,019,170
News Corp., Class A	69,227	1,329,158
Time Warner Cable, Inc.	14,088	1,062,235
Time Warner, Inc.	28,657	987,807
Viacom, Inc., Class B	19,794	944,768
Walt Disney Co. (The)	31,022	1,418,015

		$10,221,413

Metals & Mining — 1.4%
BHP Billiton, Ltd.	70,732	$2,180,328
Freeport-McMoRan Copper & Gold, Inc.	17,808	570,568
Nucor Corp.	15,912	569,013
Rio Tinto PLC	18,872	811,939

		$4,131,848

Multi-Utilities — 2.8%
Consolidated Edison, Inc.	27,513	$1,660,685
Dominion Resources, Inc.	35,428	1,844,382
PG&E Corp.	37,146	1,623,280
Public Service Enterprise Group, Inc.	47,718	1,488,324
Sempra Energy	29,943	1,946,594

		$8,563,265

Multiline Retail — 0.4%
Target Corp.	18,851	$1,091,661

		$1,091,661

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	7,925	$483,425
Apache Corp.	6,099	496,337
BG Group PLC	13,298	256,266
BP PLC	143,738	873,782
Canadian Natural Resources, Ltd.	8,462	243,000
Chevron Corp.	8,089	795,230
ConocoPhillips	11,003	573,916
Devon Energy Corp.	7,671	456,578
EOG Resources, Inc.	5,526	548,732
Exxon Mobil Corp.	17,556	1,380,428
Hess Corp.	4,965	216,970
Husky Energy, Inc.	12,977	292,873
Marathon Oil Corp.	18,459	459,814
Marathon Petroleum Corp.	12,926	466,241
Noble Energy, Inc.	5,532	467,233
Occidental Petroleum Corp.	4,378	347,044
Peabody Energy Corp.	10,288	240,328
Phillips 66(1)	5,501	165,195
Plains Exploration & Production Co.(1)	10,445	373,827
Spectra Energy Corp.	11,645	334,328
Suncor Energy, Inc.	14,563	395,218
Total SA	5,321	229,330
Valero Energy Corp.	20,091	423,920
Williams Cos., Inc.	11,657	355,888

		$10,875,903

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	21,358	$1,156,536
Kao Corp.	27,400	707,748

		$1,864,284

5

Security	Shares	Value
Pharmaceuticals — 7.8%
Abbott Laboratories	26,354	$1,628,414
Allergan, Inc.	17,968	1,621,612
Astellas Pharma, Inc.	19,800	777,536
AstraZeneca PLC	23,810	961,807
Bristol-Myers Squibb Co.	33,962	1,132,293
Daiichi Sankyo Co., Ltd.	36,200	582,213
Eisai Co., Ltd.	17,700	721,804
Eli Lilly & Co.	41,900	1,715,805
GlaxoSmithKline PLC	75,488	1,672,742
Johnson & Johnson	40,837	2,549,454
Merck & Co., Inc.	41,838	1,572,272
Novartis AG	40,808	2,126,004
Novo Nordisk A/S, Class B	5,592	747,549
Pfizer, Inc.	107,949	2,360,845
Roche Holding AG PC	3,199	500,642
Sanofi SA	15,881	1,081,768
Takeda Pharmaceutical Co., Ltd.	19,000	794,097
Teva Pharmaceutical Industries, Ltd.	24,104	944,641

		$23,491,498

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	18,198	$1,180,686

		$1,180,686

Road & Rail — 0.2%
Union Pacific Corp.	6,164	$686,670

		$686,670

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	25,428	$657,059
Texas Instruments, Inc.	26,739	761,527

		$1,418,586

Software — 1.8%
Activision Blizzard, Inc.	52,478	$616,092
Adobe Systems, Inc.(1)	27,966	868,344
CA, Inc.	42,700	1,061,949
Microsoft Corp.	69,995	2,043,154
Oracle Corp.	32,689	865,278

		$5,454,817

Specialty Retail — 0.5%
Home Depot, Inc. (The)	17,077	$842,579
Lowe’s Companies, Inc.	19,509	521,281

		$1,363,860

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	10,904	$1,179,595

		$1,179,595

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	125,041	$1,099,110
Northwest Bancshares, Inc.	101,055	1,159,101
Oritani Financial Corp.	79,236	1,084,741
Provident Financial Services, Inc.	54,843	765,060

		$4,108,012

6

Security	Shares	Value
Tobacco — 3.4%
Altria Group, Inc.	45,497	$1,464,548
British American Tobacco PLC	30,461	1,439,754
Imperial Tobacco Group PLC	18,658	674,978
Japan Tobacco, Inc.	155	862,464
Lorillard, Inc.	18,346	2,267,566
Philip Morris International, Inc.	27,376	2,313,546
Reynolds American, Inc.	29,567	1,237,083

		$10,259,939

Trading Companies & Distributors — 0.2%
Mitsubishi Corp.	36,400	$710,267

		$710,267

Wireless Telecommunication Services — 1.2%
China Mobile, Ltd.	124,000	$1,257,750
Crown Castle International Corp.(1)	29,974	1,636,581
Vodafone Group PLC	286,216	763,333

		$3,657,664

Total Common Stocks (identified cost $245,385,621)		$256,989,976

Exchange-Traded Funds — 10.8%

Security	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	391,712	$16,886,704
Vanguard Extended Market ETF	284,077	15,539,012

Total Exchange-Traded Funds (identified cost $33,018,875)		$32,425,716

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$10,614	$10,614,376

Total Short-Term Investments (identified cost $10,614,376)		$10,614,376

Total Investments — 99.9% (identified cost $289,018,872)		$300,030,068

Other Assets, Less Liabilities — 0.1%		$221,934

Net Assets — 100.0%		$300,252,002

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $12,776.

7

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	72.4%	$217,214,109
United Kingdom	3.4	10,019,374
Japan	3.2	9,713,508
Switzerland	2.7	8,151,658
Australia	0.7	2,180,328
Ireland	0.7	2,028,847
Canada	0.5	1,583,924
France	0.4	1,311,098
China	0.4	1,257,750
Spain	0.3	997,924
Israel	0.3	944,641
South Korea	0.3	839,266
Denmark	0.3	747,549

Common Stocks	85.6%	$256,989,976
Exchange-Traded Funds	10.8	32,425,716
Short-Term Investments	3.5	10,614,376

Total Investments	99.9%	$300,030,068

The Fund did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$290,345,213

Gross unrealized appreciation	$24,315,243
Gross unrealized depreciation	(14,630,388)

Net unrealized appreciation	$9,684,855

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$17,382,161	$2,430,259		$—	$19,812,420
Consumer Staples	38,100,909	11,664,870		—	49,765,779
Energy	12,195,690	1,359,378		—	13,555,068
Financials	23,049,567	—		—	23,049,567
Health Care	51,189,328	11,456,729		—	62,646,057
Industrials	11,791,409	1,706,977		—	13,498,386
Information Technology	26,100,896	—		—	26,100,896
Materials	4,349,924	2,992,267		—	7,342,191
Telecommunication Services	7,177,828	3,019,007		—	10,196,835
Utilities	31,022,777	—		—	31,022,777
Total Common Stocks	$222,360,489	$34,629,487	*	$—	$256,989,976
Exchange-Traded Funds	$32,425,716	$—		$—	$32,425,716
Short-Term Investments	—	10,614,376		—	10,614,376
Total Investments	$254,786,205	$45,243,863		$—	$300,030,068

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, an investment having a value of $2,738,422 at February 29, 2012 was transferred from Level 1 to Level 2 during the three months then ended. The change in the level designation within the fair value hierarchy was due to an increase in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Focused Growth Opportunities Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 6.3%
Boeing Co. (The)	2,958	$205,907
United Technologies Corp.	2,175	161,189

		$367,096

Automobiles — 2.2%
Ford Motor Co.	12,296	$129,846

		$129,846

Biotechnology — 5.4%
Celgene Corp.(1)	2,223	$151,720
Gilead Sciences, Inc.(1)	3,239	161,788

		$313,508

Chemicals — 4.1%
Ecolab, Inc.	1,481	$93,614
Monsanto Co.	1,913	147,684

		$241,298

Commercial Banks — 4.2%
Wells Fargo & Co.	7,619	$244,189

		$244,189

Communications Equipment — 4.0%
QUALCOMM, Inc.	4,052	$232,220

		$232,220

Computers & Peripherals — 10.1%
Apple, Inc.(1)	683	$394,590
EMC Corp.(1)	8,193	195,403

		$589,993

Energy Equipment & Services — 2.9%
Schlumberger, Ltd.	2,694	$170,396

		$170,396

Food & Staples Retailing — 6.3%
Costco Wholesale Corp.	2,028	$175,199
CVS Caremark Corp.	4,335	194,815

		$370,014

1

Security	Shares	Value
Food Products — 3.8%
Kraft Foods, Inc., Class A	5,805	$222,157

		$222,157

Health Care Providers & Services — 2.2%
Express Scripts Holding Co.(1)	2,500	$130,475

		$130,475

Hotels, Restaurants & Leisure — 1.8%
Starbucks Corp.	1,939	$106,432

		$106,432

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.(1)	577	$122,849

		$122,849

Internet Software & Services — 3.4%
eBay, Inc.(1)	5,006	$196,185

		$196,185

IT Services — 2.3%
Visa, Inc., Class A	1,167	$134,438

		$134,438

Machinery — 3.5%
Cummins, Inc.	955	$92,587
Deere & Co.	1,492	110,214

		$202,801

Media — 2.8%
Walt Disney Co. (The)	3,552	$162,362

		$162,362

Multiline Retail — 2.5%
Dollar General Corp.(1)	2,995	$146,485

		$146,485

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	1,443	$88,023
Apache Corp.	1,144	93,099

		$181,122

Pharmaceuticals — 4.0%
Allergan, Inc.	2,612	$235,733

		$235,733

2

Security	Shares	Value
Road & Rail — 1.7%
Union Pacific Corp.	878	$97,809

		$97,809

Semiconductors & Semiconductor Equipment — 7.7%
Broadcom Corp., Class A(1)	3,312	$107,143
Cirrus Logic, Inc.(1)	7,219	207,330
Cypress Semiconductor Corp.(1)	10,187	134,366

		$448,839

Software — 5.0%
Microsoft Corp.	6,885	$200,973
Nuance Communications, Inc.(1)	4,441	91,884

		$292,857

Specialty Retail — 1.8%
Urban Outfitters, Inc.(1)	3,659	$102,342

		$102,342

Textiles, Apparel & Luxury Goods — 2.7%
NIKE, Inc., Class B	1,438	$155,563

		$155,563

Total Common Stocks (identified cost $5,084,149)		$5,597,009

Short-Term Investments — 4.1%

Description	Interest (000's omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$239	$238,663

Total Short-Term Investments (identified cost $238,663)		$238,663

Total Investments — 100.0% (identified cost $5,322,812)		$5,835,672

Other Assets, Less Liabilities — 0.0%(3)		$473

Net Assets — 100.0%		$5,836,145

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $65.

(3)	Amount is less than 0.05%.

3

The Fund did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,322,812

Gross unrealized appreciation	$727,137
Gross unrealized depreciation	(214,277)

Net unrealized appreciation	$512,860

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$5,597,009	*	$—	$—	$5,597,009
Short-Term Investments	—		238,663	—	238,663
Total Investments	$5,597,009		$238,663	$—	$5,835,672

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused Value Opportunities Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	2,695	$187,599

		$187,599

Auto Components — 4.0%
Johnson Controls, Inc.	8,399	$253,146

		$253,146

Capital Markets — 3.3%
Ameriprise Financial, Inc.	4,342	$208,069

		$208,069

Chemicals — 1.3%
LyondellBasell Industries NV, Class A	2,079	$82,037

		$82,037

Commercial Banks — 3.4%
Wells Fargo & Co.	6,581	$210,921

		$210,921

Computers & Peripherals — 5.6%
Apple, Inc.(1)	334	$192,962
Hewlett-Packard Co.	7,005	158,873

		$351,835

Consumer Finance — 2.4%
American Express Co.	2,635	$147,112

		$147,112

Diversified Financial Services — 6.7%
Citigroup, Inc.	8,758	$232,174
JPMorgan Chase & Co.	5,618	186,237

		$418,411

Diversified Telecommunication Services — 4.8%
AT&T, Inc.	8,716	$297,826

		$297,826

Electric Utilities — 3.9%
American Electric Power Co., Inc.	6,268	$241,381

		$241,381

1

Security	Shares	Value
Energy Equipment & Services — 3.1%
National Oilwell Varco, Inc.	2,872	$191,706

		$191,706

Food & Staples Retailing — 5.0%
CVS Caremark Corp.	7,015	$315,254

		$315,254

Food Products — 3.1%
Nestle SA ADR	3,414	$194,086

		$194,086

Health Care Equipment & Supplies — 2.5%
Covidien PLC	2,990	$154,822

		$154,822

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	2,269	$126,542

		$126,542

Insurance — 7.5%
ACE, Ltd.	4,241	$306,751
Prudential Financial, Inc.	3,446	160,067

		$466,818

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	2,294	$115,801

		$115,801

Media — 2.7%
Time Warner, Inc.	4,984	$171,799

		$171,799

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	1,949	$62,446

		$62,446

Multi-Utilities — 5.0%
Sempra Energy	4,862	$316,079

		$316,079

Multiline Retail — 3.2%
Target Corp.	3,512	$203,380

		$203,380

Oil, Gas & Consumable Fuels — 6.2%
ConocoPhillips	4,565	$238,110
Occidental Petroleum Corp.	1,900	150,613

		$388,723

2

Security	Shares	Value
Pharmaceuticals — 8.0%
Johnson & Johnson	4,113	$256,774
Merck & Co., Inc.	6,477	243,406

		$500,180

Road & Rail — 4.0%
Union Pacific Corp.	2,240	$249,536

		$249,536

Software — 1.5%
Microsoft Corp.	3,230	$94,284

		$94,284

Total Common Stocks (identified cost $5,834,167)		$5,949,793

Short-Term Investments — 3.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$192	$192,399

Total Short-Term Investments (identified cost $192,399)		$192,399

Total Investments — 98.1% (identified cost $6,026,566)		$6,142,192

Other Assets, Less Liabilities — 1.9%		$118,903

Net Assets — 100.0%		$6,261,095

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $74.

3

The Fund did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,026,566

Gross unrealized appreciation	$396,809
Gross unrealized depreciation	(281,183)

Net unrealized appreciation	$115,626

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$5,949,793	*	$—	$—	$5,949,793
Short-Term Investments	—		192,399	—	192,399
Total Investments	$5,949,793		$192,399	$—	$6,142,192

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Global Natural Resources Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.9%

Security	Shares	Value
Energy — 56.4%
Energy Equipment & Services — 7.4%
Calfrac Well Services, Ltd.	4,600	$102,034
Halliburton Co.	3,800	114,228
Weatherford International, Ltd.(1)	8,600	103,286

		$319,548

Oil, Gas & Consumable Fuels — 49.0%
Anadarko Petroleum Corp.	1,000	$61,000
Apache Corp.	1,100	89,518
ARC Resources, Ltd.	2,400	48,077
Bonavista Energy Corp.	2,800	48,011
Cameco Corp.	3,400	65,376
Canadian Natural Resources, Ltd.	5,700	163,685
Celtic Exploration, Ltd.(1)	3,400	40,819
Cenovus Energy, Inc.	3,300	103,999
Continental Resources, Inc.(1)	1,700	123,862
Devon Energy Corp.	1,800	107,136
Encana Corp.	3,300	65,946
Exxon Mobil Corp.	1,200	94,356
Nexen, Inc.	3,900	61,170
Occidental Petroleum Corp.	1,400	110,978
Painted Pony Petroleum, Ltd.(1)	12,700	97,016
Peabody Energy Corp.	4,100	95,776
Peyto Exploration & Development Corp.	1,900	32,045
Pioneer Natural Resources Co.	900	87,030
Royal Dutch Shell PLC ADR	1,100	68,398
Suncor Energy, Inc.	3,900	105,840
Surge Energy, Inc.(1)	8,200	63,990
Talisman Energy, Inc.	5,600	59,099
Tourmaline Oil Corp.(1)	5,200	119,572
Tullow Oil PLC	2,000	44,095
Whitecap Resources, Inc.(1)	8,200	61,370
Whiting Petroleum Corp.(1)	2,200	95,062

		$2,113,226

		$2,432,774

Materials — 35.5%
Chemicals — 3.0%
Methanex Corp.	1,400	$39,146
Potash Corp. of Saskatchewan, Inc.	2,300	91,100

		$130,246

Metals & Mining — 32.5%
Agnico-Eagle Mines, Ltd.	1,300	$48,659
B2Gold Corp.(1)	13,400	40,348
Barrick Gold Corp.	2,500	97,650
BHP Billiton PLC	4,600	120,542

1

Security	Shares	Value
Cliffs Natural Resources, Inc.	800	$38,224
Eldorado Gold Corp.	7,000	77,669
First Quantum Minerals, Ltd.	4,600	80,567
Franco-Nevada Corp.	1,100	46,254
Freeport-McMoRan Copper & Gold, Inc.	4,600	147,384
Fresnillo PLC	2,900	60,436
Goldcorp, Inc.	1,300	47,451
Hudbay Minerals, Inc.	5,200	38,213
Iluka Resources, Ltd.	3,100	40,372
Lundin Mining Corp.(1)	9,000	35,378
Newcrest Mining, Ltd.	1,800	43,595
Newmont Mining Corp.	1,000	47,160
Perseus Mining, Ltd.(1)	18,600	46,462
Randgold Resources, Ltd. ADR	500	39,675
Regis Resources, Ltd.(1)	11,300	42,529
SEMAFO, Inc.	4,900	24,907
Silver Wheaton Corp.	1,700	43,666
Teck Resources, Ltd. Class B	4,000	119,824
Xstrata PLC	5,200	74,280

		$1,401,245

		$1,531,491

Total Common Stocks (identified cost $4,670,126)		$3,964,265

Short-Term Investments — 8.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$347	$346,962

Total Short-Term Investments (identified cost $346,962)		$346,962

Total Investments — 100.0% (identified cost $5,017,088)		$4,311,227

Other Assets, Less Liabilities — 0.0%(3)		$991

Net Assets — 100.0%		$4,312,218

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $68.

(3)	Amount is less than 0.05%.

2

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Canada	48.0%	$2,068,881
United States	36.1	1,558,676
United Kingdom	9.5	407,426
Australia	4.0	172,958
Switzerland	2.4	103,286

Total Investments	100.0%	$4,311,227

Eaton Vance Global Natural Resources Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund commenced operations on April 30, 2012.

Investment Valuation and Other

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at May 31, 2012.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,017,088

Gross unrealized appreciation	$304
Gross unrealized depreciation	(706,165)

Net unrealized depreciation	$(705,861)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Energy	$2,388,679	$44,095		$—	$2,432,774
Materials	1,149,737	381,754		—	1,531,491
Total Common Stocks	$3,538,416	$425,849	*	$—	$3,964,265
Short-Term Investments	$—	$346,962		$—	$346,962
Total Investments	$3,538,416	$772,811		$—	$4,311,227

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 41.8%

Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)	425	$29,584
Honeywell International, Inc.	709	39,463
Precision Castparts Corp.	387	64,323
Raytheon Co.	692	34,822
United Technologies Corp.	1,010	74,851

		$243,043

Automobiles — 0.7%
Ford Motor Co.	6,645	$70,171
Hyundai Motor Co.	354	73,052
Toyota Motor Corp.	2,700	103,760

		$246,983

Beverages — 1.2%
Asahi Group Holdings, Ltd.	3,300	$70,464
Coca-Cola Co. (The)	1,727	129,059
Diageo PLC	1,723	41,053
Kirin Holdings Co., Ltd.	5,000	57,390
PepsiCo, Inc.	1,842	124,979

		$422,945

Biotechnology — 1.0%
Amgen, Inc.	1,597	$111,023
Biogen Idec, Inc.(1)	500	65,375
Celgene Corp.(1)	489	33,374
Gilead Sciences, Inc.(1)	1,148	57,343
Isis Pharmaceuticals, Inc.(1)	6,005	59,390

		$326,505

Chemicals — 0.4%
Dow Chemical Co. (The)	1,440	$44,726
Monsanto Co.	668	51,570
Potash Corp. of Saskatchewan, Inc.	1,338	52,997

		$149,293

Commercial Banks — 2.5%
Bank of the Ozarks, Inc.	910	$26,426
City Holding Co.	1,560	50,201
Columbia Banking System, Inc.	1,279	23,176
Community Bank System, Inc.	901	23,976
F.N.B. Corp.	8,278	87,912
First Financial Bancorp	3,240	49,767
First Financial Bankshares, Inc.	727	23,308
First Midwest Bancorp, Inc.	4,771	48,139
Glacier Bancorp, Inc.	3,858	55,362
National Penn Bancshares, Inc.	5,667	50,493
Old National Bancorp	4,322	50,092

Security	Shares	Value
PacWest Bancorp	1,263	$28,809
S&T Bancorp, Inc.	2,914	50,033
Susquehanna Bancshares, Inc.	5,770	55,565
Texas Capital Bancshares, Inc.(1)	851	33,002
UMB Financial Corp.	637	31,067
Umpqua Holdings Corp.	3,947	50,640
United Bankshares, Inc.	2,278	58,362
Wintrust Financial Corp.	1,124	38,227

		$834,557

Communications Equipment — 0.4%
Cisco Systems, Inc.	3,592	$58,657
QUALCOMM, Inc.	1,374	78,744

		$137,401

Computers & Peripherals — 0.9%
Apple, Inc.(1)	348	$201,050
EMC Corp.(1)	1,354	32,293
Hewlett-Packard Co.	2,535	57,494

		$290,837

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	4,140	$141,464
CenturyLink, Inc.	2,056	80,636
Telefonica SA	5,114	56,925
Verizon Communications, Inc.	2,468	102,768

		$381,793

Electric Utilities — 3.4%
American Electric Power Co., Inc.	3,381	$130,202
Duke Energy Corp.	4,815	105,834
Edison International	2,787	125,303
Entergy Corp.	1,387	89,503
Exelon Corp.	2,880	106,502
FirstEnergy Corp.	2,199	102,891
NextEra Energy, Inc.	1,473	96,246
PPL Corp.	2,832	77,512
Progress Energy, Inc.	1,774	97,251
Southern Co. (The)	2,399	110,138
Xcel Energy, Inc.	4,229	118,497

		$1,159,879

Electrical Equipment — 0.1%
Emerson Electric Co.	593	$27,735

		$27,735

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	5,521	$71,718

		$71,718

Security	Shares	Value
Energy Equipment & Services — 0.3%
Cameron International Corp.(1)	297	$13,570
Halliburton Co.	410	12,325
National Oilwell Varco, Inc.	279	18,623
Noble Corp.(1)	512	16,010
Schlumberger, Ltd.	421	26,628
Weatherford International, Ltd.(1)	1,031	12,383

		$99,539

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	1,115	$96,325
CVS Caremark Corp.	1,921	86,330
Kroger Co. (The)	3,948	86,895
Sysco Corp.	3,059	85,377
Tesco PLC	5,713	26,662
Wal-Mart Stores, Inc.	1,612	106,102
Walgreen Co.	1,750	53,410
Whole Foods Market, Inc.	633	56,090

		$597,191

Food Products — 2.5%
Archer-Daniels-Midland Co.	1,924	$61,337
General Mills, Inc.	2,468	94,475
Green Mountain Coffee Roasters, Inc.(1)	3,364	79,390
H.J. Heinz Co.	1,715	91,032
Kellogg Co.	1,479	72,146
Kraft Foods, Inc., Class A	1,963	75,124
Mead Johnson Nutrition Co.	1,614	130,314
Nestle SA	4,125	234,071

		$837,889

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	1,129	$57,150
Becton, Dickinson and Co.	1,157	84,611
Covidien PLC	680	35,210
Intuitive Surgical, Inc.(1)	87	45,510
Medtronic, Inc.	2,815	103,704
St. Jude Medical, Inc.	2,183	83,871
Stryker Corp.	1,615	83,092
Terumo Corp.	1,300	46,691
Zimmer Holdings, Inc.	1,721	104,379

		$644,218

Health Care Providers & Services — 2.8%
Aetna, Inc.	768	$31,403
AmerisourceBergen Corp.	2,299	85,040
Cardinal Health, Inc.	1,820	75,312
Cigna Corp.	1,867	81,980
Express Scripts Holding Co.(1)	2,140	111,687
HCA Holdings, Inc.	2,195	57,048
Humana, Inc.	1,081	82,578
IPC The Hospitalist Co., Inc.(1)	1,647	57,629
McKesson Corp.	1,008	87,978

Security	Shares	Value
Triple-S Management Corp.(1)	3,957	$68,693
UnitedHealth Group, Inc.	2,112	117,786
WellPoint, Inc.	1,500	101,085

		$958,219

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	994	$88,804

		$88,804

Household Products — 1.2%
Colgate-Palmolive Co.	381	$37,453
Kimberly-Clark Corp.	1,352	107,281
Procter & Gamble Co.	3,056	190,358
Reckitt Benckiser Group PLC	1,538	81,844

		$416,936

Independent Power Producers & Energy Traders — 0.6%
Calpine Corp.(1)	5,430	$91,224
NRG Energy, Inc.(1)	7,708	118,087

		$209,311

Industrial Conglomerates — 0.5%
3M Co.	496	$41,867
General Electric Co.	4,512	86,134
Tyco International, Ltd.	774	41,146

		$169,147

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	370	$78,777

		$78,777

Internet Software & Services — 0.7%
eBay, Inc.(1)	921	$36,094
Google, Inc., Class A(1)	271	157,413
Yahoo! Inc.(1)	4,036	61,509

		$255,016

IT Services — 0.7%
Accenture PLC, Class A	515	$29,406
International Business Machines Corp.	580	111,882
MasterCard, Inc., Class A	120	48,781
Visa, Inc., Class A	254	29,261
Western Union Co.	1,752	28,733

		$248,063

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	1,456	$59,201
Thermo Fisher Scientific, Inc.	1,126	56,840

		$116,041

Security	Shares	Value
Machinery — 0.5%
Caterpillar, Inc.	445	$38,991
Deere & Co.	385	28,440
Fanuc, Ltd.	400	68,739
Stanley Black & Decker, Inc.	489	32,396

		$168,566

Media — 1.2%
CBS Corp., Class B	1,510	$48,199
Comcast Corp., Class A	1,417	40,965
DIRECTV, Class A(1)	589	26,181
McGraw-Hill Cos., Inc. (The)	1,283	55,657
News Corp., Class A	2,282	43,814
Time Warner Cable, Inc.	455	34,307
Time Warner, Inc.	2,253	77,661
Viacom, Inc., Class B	729	34,795
Walt Disney Co. (The)	1,060	48,453

		$410,032

Metals & Mining — 0.9%
BHP Billiton, Ltd.	5,196	$160,168
Freeport-McMoRan Copper & Gold, Inc.	819	26,241
Nucor Corp.	910	32,541
Rio Tinto PLC	1,659	71,376

		$290,326

Multi-Utilities — 1.3%
Consolidated Edison, Inc.	1,651	$99,654
Dominion Resources, Inc.	2,064	107,452
PG&E Corp.	1,977	86,395
Public Service Enterprise Group, Inc.	2,556	79,722
Sempra Energy	990	64,360

		$437,583

Multiline Retail — 0.1%
Target Corp.	578	$33,472

		$33,472

Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.	278	$16,958
Apache Corp.	222	18,066
BG Group PLC	661	12,738
BP PLC	11,215	68,176
Canadian Natural Resources, Ltd.	433	12,434
Chevron Corp.	710	69,800
ConocoPhillips	369	19,247
Devon Energy Corp.	275	16,368
EOG Resources, Inc.	202	20,059
Exxon Mobil Corp.	1,894	148,925
Hess Corp.	239	10,444
Husky Energy, Inc.	584	13,180
Marathon Oil Corp.	651	16,217

Security	Shares	Value
Marathon Petroleum Corp.	474	$17,097
Noble Energy, Inc.	196	16,554
Occidental Petroleum Corp.	283	22,434
Peabody Energy Corp.	384	8,970
Phillips 66(1)	184	5,526
Plains Exploration & Production Co.(1)	556	19,899
Spectra Energy Corp.	788	22,624
Suncor Energy, Inc.	503	13,651
Total SA	292	12,585
Valero Energy Corp.	734	15,487
Williams Cos., Inc.	521	15,906

		$613,345

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	1,026	$55,558
Kao Corp.	2,500	64,575

		$120,133

Pharmaceuticals — 4.7%
Abbott Laboratories	1,384	$85,517
Allergan, Inc.	956	86,279
Astellas Pharma, Inc.	1,700	66,758
AstraZeneca PLC	2,043	82,527
Bristol-Myers Squibb Co.	1,967	65,580
Daiichi Sankyo Co., Ltd.	3,400	54,683
Eisai Co., Ltd.	1,600	65,248
Eli Lilly & Co.	2,500	102,375
GlaxoSmithKline PLC	5,524	122,407
Johnson & Johnson	2,638	164,690
Merck & Co., Inc.	2,635	99,023
Novartis AG	2,991	155,824
Novo Nordisk A/S, Class B	280	37,431
Pfizer, Inc.	6,092	133,232
Roche Holding AG PC	358	56,027
Sanofi SA	1,224	83,376
Takeda Pharmaceutical Co., Ltd.	1,600	66,871
Teva Pharmaceutical Industries, Ltd.	2,000	78,381

		$1,606,229

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	779	$50,541

		$50,541

Road & Rail — 0.1%
Union Pacific Corp.	352	$39,213

		$39,213

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	1,266	$32,713
Texas Instruments, Inc.	866	24,664

		$57,377

Security	Shares	Value
Software — 0.9%
Activision Blizzard, Inc.	4,824	$56,634
Adobe Systems, Inc.(1)	1,358	42,166
CA, Inc.	1,386	34,470
Microsoft Corp.	3,420	99,830
Oracle Corp.	2,222	58,816

		$291,916

Specialty Retail — 0.2%
Home Depot, Inc. (The)	940	$46,379
Lowe’s Companies, Inc.	1,201	32,091

		$78,470

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	333	$36,024

		$36,024

Thrifts & Mortgage Finance — 0.6%
Brookline Bancorp, Inc.	5,795	$50,938
Northwest Bancshares, Inc.	6,875	78,856
Oritani Financial Corp.	3,662	50,133
Provident Financial Services, Inc.	1,835	25,598

		$205,525

Tobacco — 1.5%
Altria Group, Inc.	1,612	$51,890
British American Tobacco PLC	2,125	100,439
Imperial Tobacco Group PLC	884	31,980
Japan Tobacco, Inc.	6	33,386
Lorillard, Inc.	893	110,375
Philip Morris International, Inc.	1,184	100,060
Reynolds American, Inc.	2,015	84,307

		$512,437

Trading Companies & Distributors — 0.2%
Mitsubishi Corp.	3,000	$58,538

		$58,538

Wireless Telecommunication Services — 0.6%
China Mobile, Ltd.	8,500	$86,217
Crown Castle International Corp.(1)	947	51,706
Vodafone Group PLC	25,744	68,659

		$206,582

Total Common Stocks (identified cost $13,410,042)		$14,228,149

U.S. Treasury Obligations — 34.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.50%, 2/15/39	$81	$95,626
U.S. Treasury Bond, 3.75%, 8/15/41	111	137,073
U.S. Treasury Bond, 3.875%, 8/15/40	110	138,325
U.S. Treasury Bond, 4.25%, 5/15/39	71	95,230
U.S. Treasury Bond, 4.25%, 11/15/40	106	142,177
U.S. Treasury Bond, 4.375%, 2/15/38	70	95,088
U.S. Treasury Bond, 4.375%, 11/15/39	102	138,208
U.S. Treasury Bond, 4.375%, 5/15/40	103	140,241
U.S. Treasury Bond, 4.375%, 5/15/41	106	145,120
U.S. Treasury Bond, 4.50%, 2/15/36	69	94,645
U.S. Treasury Bond, 4.50%, 5/15/38	69	95,008
U.S. Treasury Bond, 4.50%, 8/15/39	69	95,032
U.S. Treasury Bond, 4.625%, 2/15/40	67	94,941
U.S. Treasury Bond, 4.75%, 2/15/37	67	94,728
U.S. Treasury Bond, 4.75%, 2/15/41	97	139,938
U.S. Treasury Bond, 5.00%, 5/15/37	64	94,555
U.S. Treasury Bond, 7.875%, 2/15/21	213	328,610
U.S. Treasury Bond, 8.125%, 5/15/21	209	328,496
U.S. Treasury Bond, 8.125%, 8/15/21	207	328,891
U.S. Treasury Bond, 8.75%, 5/15/20	207	326,453
U.S. Treasury Bond, 8.75%, 8/15/20	205	326,939
U.S. Treasury Note, 0.50%, 5/31/13	48	48,351
U.S. Treasury Note, 0.625%, 7/15/14	48	48,442
U.S. Treasury Note, 0.75%, 3/31/13	48	48,231
U.S. Treasury Note, 0.75%, 12/15/13	48	48,267
U.S. Treasury Note, 0.75%, 6/15/14	48	48,356
U.S. Treasury Note, 1.00%, 7/15/13	48	48,119
U.S. Treasury Note, 1.00%, 5/15/14	48	48,269
U.S. Treasury Note, 1.00%, 8/31/16	26	26,891
U.S. Treasury Note, 1.25%, 2/15/14	47	48,192
U.S. Treasury Note, 1.25%, 9/30/15	26	26,608
U.S. Treasury Note, 1.50%, 6/30/16	26	26,800
U.S. Treasury Note, 1.50%, 8/31/18	26	27,378
U.S. Treasury Note, 1.75%, 3/31/14	47	48,069
U.S. Treasury Note, 1.75%, 7/31/15	107	111,539
U.S. Treasury Note, 1.875%, 6/30/15	25	26,450
U.S. Treasury Note, 2.00%, 1/31/16	25	26,594
U.S. Treasury Note, 2.125%, 5/31/15	25	26,408
U.S. Treasury Note, 2.125%, 2/29/16	25	26,626
U.S. Treasury Note, 2.125%, 8/15/21	855	904,140
U.S. Treasury Note, 2.375%, 8/31/14	71	74,085
U.S. Treasury Note, 2.375%, 9/30/14	25	26,213
U.S. Treasury Note, 2.375%, 10/31/14	25	26,238
U.S. Treasury Note, 2.375%, 7/31/17	25	26,875
U.S. Treasury Note, 2.375%, 5/31/18	25	27,121
U.S. Treasury Note, 2.50%, 4/30/15	25	26,331
U.S. Treasury Note, 2.625%, 7/31/14	71	74,042
U.S. Treasury Note, 2.625%, 12/31/14	25	26,269
U.S. Treasury Note, 2.625%, 4/30/16	65	70,379
U.S. Treasury Note, 2.625%, 1/31/18	59	65,001

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 2.625%, 8/15/20	$779	$863,047
U.S. Treasury Note, 2.625%, 11/15/20	489	541,037
U.S. Treasury Note, 2.75%, 11/30/16	86	94,163
U.S. Treasury Note, 2.75%, 5/31/17	104	114,020
U.S. Treasury Note, 2.75%, 12/31/17	24	26,918
U.S. Treasury Note, 2.75%, 2/28/18	24	26,962
U.S. Treasury Note, 2.75%, 2/15/19	298	333,677
U.S. Treasury Note, 2.875%, 3/31/18	24	27,047
U.S. Treasury Note, 3.125%, 10/31/16	88	97,444
U.S. Treasury Note, 3.125%, 4/30/17	100	111,493
U.S. Treasury Note, 3.125%, 5/15/19	291	333,538
U.S. Treasury Note, 3.125%, 5/15/21	483	554,173
U.S. Treasury Note, 3.25%, 6/30/16	24	26,497
U.S. Treasury Note, 3.25%, 7/31/16	54	60,414
U.S. Treasury Note, 3.25%, 12/31/16	24	26,617
U.S. Treasury Note, 3.375%, 11/15/19	286	333,790
U.S. Treasury Note, 3.50%, 5/31/13	46	47,406
U.S. Treasury Note, 3.50%, 5/15/20	425	500,124
U.S. Treasury Note, 3.625%, 8/15/19	282	333,171
U.S. Treasury Note, 3.625%, 2/15/20	369	436,820
U.S. Treasury Note, 3.625%, 2/15/21	529	628,291
U.S. Treasury Note, 3.75%, 11/15/18	280	330,973
U.S. Treasury Note, 4.00%, 2/15/15	24	26,026
U.S. Treasury Note, 4.25%, 11/15/14	24	25,970
U.S. Treasury Note, 4.25%, 8/15/15	23	26,151
U.S. Treasury Note, 4.50%, 2/15/16	23	26,274
U.S. Treasury Note, 4.50%, 5/15/17	22	26,584
U.S. Treasury Note, 5.125%, 5/15/16	22	26,194

Total U.S. Treasury Obligations (identified cost $11,193,469)		$11,586,429

Exchange-Traded Funds(2) — 21.8%

Security	Shares	Value
Equity Funds — 4.6%
Consumer Discretionary Select Sector SPDR Fund	18,708	$806,502
Vanguard Extended Market ETF	14,016	766,675

		$1,573,177

Corporate Bond Funds — 8.1%
iShares iBoxx $ High Yield Corporate Bond Fund	16,733	$1,468,655
iShares iBoxx $ Investment Grade Corporate Bond Fund	11,147	1,303,865
SPDR Barclays Capital High Yield Bond ETF	38,450	1,465,329

		$4,237,849

Municipal Bond Funds — 9.1%
iShares S&P National AMT-Free Municipal Bond Fund	14,559	$1,617,942

		$1,617,942

Total Exchange-Traded Funds (identified cost $7,241,583)		$7,428,968

Short-Term Investments — 7.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$2,448	$2,447,722

Total Short-Term Investments (identified cost $2,447,722)		$2,447,722

Total Investments — 104.8% (identified cost $34,292,816)	$35,691,268

Other Assets, Less Liabilities — (4.8)%	$(1,630,145)

Net Assets — 100.0%	$34,061,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $953.

The Fund did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,292,816

Gross unrealized appreciation	$1,783,108
Gross unrealized depreciation	(384,656)

Net unrealized appreciation	$1,398,452

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$795,750	$176,812		$—	$972,562
Consumer Staples	2,165,667	741,864		—	2,907,531
Energy	619,385	93,499		—	712,884
Financials	1,090,623	—		—	1,090,623
Health Care	2,734,988	916,224		—	3,651,212
Industrials	578,965	127,277		—	706,242
Information Technology	1,352,328	—		—	1,352,328
Materials	208,075	231,544		—	439,619
Telecommunication Services	376,574	211,801		—	588,375
Utilities	1,806,773	—		—	1,806,773
Total Common Stocks	$11,729,128	$2,499,021	*	$—	$14,228,149
U.S. Treasury Obligations	$—	$11,586,429		$—	$11,586,429
Exchange-Traded Funds	7,428,968	—		—	7,428,968
Short-Term Investments	—	2,447,722		—	2,447,722
Total Investments	$19,158,096	$16,533,172		$—	$35,691,268

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2012, an investment having a value of $97,640 at February 29, 2012 was transferred from Level 1 to Level 2 during the three months then ended. The change in the level designation within the fair value hierarchy was due to an increase in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2012